Pay vs Performance Disclosure - USD ($)						1 Months Ended				12 Months Ended
	Dec. 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Feb. 28, 2022	Feb. 29, 2020	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

SCT Compared to CAP

The following table compares the total compensation from the Summary Compensation Table (“SCT”) to compensation actually paid (“CAP”) for the CEO and the average CAP paid to the other non-CEO Named Executive Officers (“NEOs”) for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023. This table also includes, for comparative purposes, the Company’s total shareholder return (“TSR”), peer group TSR, and the Company’s net income and Adjusted EBITDA.

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO(1)	CAP for PEO(2)	Average SCT Total for Non- PEO NEOs	Average CAP for Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) (in millions)	Adjusted EBITDA (in millions)(5)
2023	$7,508,800	$20,071,325	$3,449,208	$7,873,885	$556.16	$170.21	$82.3	$186.1
2022	$5,867,771	$(894,648)	$2,552,075	$469,773	$245.87	$146.65	$116.0	$214.1
2021	$4,355,848	$16,280,449	$2,292,126	$7,158,856	$379.89	$94.82	$39.8	$79.0
2020	$2,521,400	$1,987,124	$1,916,400	$1,556,635	$80.45	$56.93	$(4.9)	$18.5

(1)	Mr. Atkins was our PEO for fiscal years 2023, 2022, 2021, and 2020. For fiscal year 2023 and fiscal year 2022, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Marcum. For fiscal year 2021, the non-PEO NEOs of the Company were Messrs. Blanchard and Sussman. For fiscal year 2020, the non-PEO NEOs of the Company were Messrs. Blanchard and Michael D. Bauersachs (the Former President, Chief Executive Officer and Director).
(2)	The following table sets forth adjustments made to the SCT Total for our PEO during each year to determine compensation actually paid, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2023	2022	2021	2020
SCT Total for PEO	$7,508,800	$5,867,771	$4,355,848	$2,521,400
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(4,595,600)	$(3,505,571)	$(2,094,248)	$(1,350,000)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$0	$0	$0	$0
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)	$10,075,729	$1,001,859	$6,517,569	$1,270,587
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)	$5,585,768	$(4,427,167)	$7,179,141	$(247,029)
Add the fair value of awards granted and vested during the covered year (c)	$1,013,384	$271,295	$0	$0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)	$40,649	$(102,834)	$322,139	$(207,835)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$0	$0	$0	$0
Add dividends on unvested awards paid during the covered year	$0	$0	$0	$0
Add incremental fair value of awards modified during the covered year	$442,595	$0	$0	$0
CAP for PEO (e)	$20,071,325	$(894,648)	$16,280,449	$1,987,124

a.	For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the year-end 2023 value of $2,823,663 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is based on RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is based on restricted stock awards granted in February 2021 with a vesting date of June 30, 2024. For 2020, the value is based on restricted stock awards granted in February 2020 with a vesting date of June 30, 2023. Restricted stock and RSUs were valued using the year-end closing stock prices for each period. PSUs were valued using a Monte Carlo simulation performed as of December 31, 2023 and December 31, 2022.
b.	For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively. For 2020, the value includes the change in fair value of restricted stock awards granted in January 2018 and January 2019 with vesting dates of June 30, 2021 and June 30, 2022, respectively. Restricted stock and RSUs were valued using the applicable year-end closing stock price, and PSUs were valued using a Monte Carlo simulation.
c.	For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.
d.	For 2023, the value includes the change in fair value of 441,176 restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and 30,864 of Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of 228,520 restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of 124,378 restricted shares granted in January 2018 that vested on June 30, 2021. For 2020, the value includes the change in fair value of 144,330 restricted shares granted in previous years that vested on June 30, 2020.
e.	The negative CAP for 2022 was primarily due to the decline in fair value from December 31, 2021 to December 31, 2022 of awards granted in years prior to 2022.
(3)	The following table sets forth adjustments made to the SCT Total during each year to determine average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for any of the Non-PEO NEOs for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2023	2022	2021	2020
Average total SCT for non-PEO NEOs	$3,449,208	$2,552,075	$2,292,126	$1,916,400
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(1,962,270)	$(1,293,563)	$(900,526)	$(958,500)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$0	$0	$0	$0
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)	$4,158,869	$369,685	$2,802,552	$902,117
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)	$1,756,907	$(1,239,100)	$2,912,356	$(171,255)
Add the fair value of awards granted and vested during the covered year (c)	$276,834	$100,112	$0	$0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)	$31,018	$(19,436)	$52,348	$(132,126)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$0	$0	$0	$0
Add dividends on unvested awards paid during the covered year	$0	$0	$0	$0
Add incremental fair value of awards modified during the covered year	$163,319	$0	$0	$0
Average CAP for non-PEO NEOs	$7,873,885	$469,773	$7,158,856	$1,556,635

a.	For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024. For 2020, the value is related to the fair value of restricted stock awards granted in February 2020 with a vesting date of June 30, 2023. Restricted stock and RSUs were valued using the year-end closing stock prices for each period. PSUs were valued using a Monte Carlo simulation performed as of December 31, 2023 and December 31, 2022.
b.	For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively. For 2020, the value includes the change in fair value of restricted stock awards granted in January 2018 and January 2019 with vesting dates of June 30, 2021 and June 30, 2022, respectively. Restricted stock and RSUs were valued using the applicable year-end closing stock price, and PSUs were valued using a Monte Carlo simulation.
c.	For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.
d.	For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021. For 2020, the value is related to the change in fair value of restricted shares granted in previous years that vested on June 30, 2020.
(4)	The Company’s total shareholder return (“TSR”) is shown on a combined basis for both classes of common stock. Peer group TSR was calculated using our compensation peer group, as defined earlier in this document, which changed during 2023 primarily to increase the number of publicly-traded extraction companies. For comparison purposes, TSR under the 2022 compensation peer group was calculated as follows: $234.07 for 2023, $183.91 for 2022, $99.74 for 2021, and $52.90 for 2020. The previous peer group was made up of the following companies: Peabody Energy Corporation, Alliance Resource Partners, L.P., Alpha Metallurgical Resources, Inc., Talos Energy Inc., CONSOL Energy Inc., Arch Resources, Inc., Coronado Global Resources, Inc., Warrior Met Coal, Inc., SunCoke Energy, Inc., Berry Corporation, and Contango Oil and Gas Company (2020 only).
(5)	We have selected Adjusted EBITDA as our most important financial performance measure used by us to link compensation actually paid to our Named Executive Officers to Company performance for fiscal year 2023.
●	Adjusted EBITDA for 2023 is calculated as EBITDA of $167.8M (net income ($82.3M), plus depreciation, depletion, and amortization ($54.3M), net interest expense ($8.9M), and income tax expense ($22.3M)), adjusted for stock-based compensation ($12.9M), accretion of asset retirement obligations ($1.4M) and idle mine costs ($4.0M).
●	Adjusted EBITDA for 2022 is calculated as EBITDA of $194.2M (net income ($116.0M), plus depreciation, depletion, and amortization ($41.2M), net interest expense ($6.8M), and income tax expense ($30.2M)), adjusted for stock-based compensation ($8.2M), charitable contributions ($1.0M), accretion of asset retirement obligations ($1.1M) and Berwind mine idle costs ($9.5M).
●	Adjusted EBITDA for 2021 is calculated as EBTIDA of $73.2M (net income ($39.8M), plus depreciation, depletion, and amortization ($26.2M), net interest expense ($2.6M), and income tax expense ($4.6M)), adjusted for stock-based compensation ($5.3M) and accretion of asset retirement obligations ($0.6M).
●	Adjusted EBITDA for 2020 is calculated as EBTIDA of $13.7M (net loss ($-4.9M), plus depreciation, depletion, and amortization ($20.9M) and net interest expense ($1.2M), minus income tax benefit ($3.5M)), adjusted for stock-based compensation ($4.1M) and accretion of asset retirement obligations ($0.6M).

Company Selected Measure Name										Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Atkins was our PEO for fiscal years 2023, 2022, 2021, and 2020. For fiscal year 2023 and fiscal year 2022, the non-PEO NEOs of the Company were Messrs. Sussman, Blanchard, Fannin, and Marcum. For fiscal year 2021, the non-PEO NEOs of the Company were Messrs. Blanchard and Sussman. For fiscal year 2020, the non-PEO NEOs of the Company were Messrs. Blanchard and Michael D. Bauersachs (the Former President, Chief Executive Officer and Director).

Peer Group Issuers, Footnote										The Company’s total shareholder return (“TSR”) is shown on a combined basis for both classes of common stock. Peer group TSR was calculated using our compensation peer group, as defined earlier in this document, which changed during 2023 primarily to increase the number of publicly-traded extraction companies.
Changed Peer Group, Footnote										For comparison purposes, TSR under the 2022 compensation peer group was calculated as follows: $234.07 for 2023, $183.91 for 2022, $99.74 for 2021, and $52.90 for 2020. The previous peer group was made up of the following companies: Peabody Energy Corporation, Alliance Resource Partners, L.P., Alpha Metallurgical Resources, Inc., Talos Energy Inc., CONSOL Energy Inc., Arch Resources, Inc., Coronado Global Resources, Inc., Warrior Met Coal, Inc., SunCoke Energy, Inc., Berry Corporation, and Contango Oil and Gas Company (2020 only).
PEO Total Compensation Amount										$ 7,508,800	$ 5,867,771	$ 4,355,848	$ 2,521,400
PEO Actually Paid Compensation Amount										$ 20,071,325	(894,648)	16,280,449	1,987,124
Adjustment To PEO Compensation, Footnote
(2)	The following table sets forth adjustments made to the SCT Total for our PEO during each year to determine compensation actually paid, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2023	2022	2021	2020
SCT Total for PEO	$7,508,800	$5,867,771	$4,355,848	$2,521,400
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(4,595,600)	$(3,505,571)	$(2,094,248)	$(1,350,000)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$0	$0	$0	$0
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)	$10,075,729	$1,001,859	$6,517,569	$1,270,587
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)	$5,585,768	$(4,427,167)	$7,179,141	$(247,029)
Add the fair value of awards granted and vested during the covered year (c)	$1,013,384	$271,295	$0	$0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)	$40,649	$(102,834)	$322,139	$(207,835)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$0	$0	$0	$0
Add dividends on unvested awards paid during the covered year	$0	$0	$0	$0
Add incremental fair value of awards modified during the covered year	$442,595	$0	$0	$0
CAP for PEO (e)	$20,071,325	$(894,648)	$16,280,449	$1,987,124

a.	For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the year-end 2023 value of $2,823,663 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is based on RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is based on restricted stock awards granted in February 2021 with a vesting date of June 30, 2024. For 2020, the value is based on restricted stock awards granted in February 2020 with a vesting date of June 30, 2023. Restricted stock and RSUs were valued using the year-end closing stock prices for each period. PSUs were valued using a Monte Carlo simulation performed as of December 31, 2023 and December 31, 2022.
b.	For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value includes the change in fair value of restricted stock awards granted in February 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value includes the change in fair value of restricted stock awards granted in January 2019 and February 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively. For 2020, the value includes the change in fair value of restricted stock awards granted in January 2018 and January 2019 with vesting dates of June 30, 2021 and June 30, 2022, respectively. Restricted stock and RSUs were valued using the applicable year-end closing stock price, and PSUs were valued using a Monte Carlo simulation.
c.	For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.
d.	For 2023, the value includes the change in fair value of 441,176 restricted shares of Class A common stock granted in February 2020 that vested on June 30, 2023 and 30,864 of Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value includes the change in fair value of 228,520 restricted shares granted in January 2019 that vested on June 30, 2022. For 2021, the value includes the change in fair value of 124,378 restricted shares granted in January 2018 that vested on June 30, 2021. For 2020, the value includes the change in fair value of 144,330 restricted shares granted in previous years that vested on June 30, 2020.
e.	The negative CAP for 2022 was primarily due to the decline in fair value from December 31, 2021 to December 31, 2022 of awards granted in years prior to 2022.

Non-PEO NEO Average Total Compensation Amount										$ 3,449,208	2,552,075	2,292,126	1,916,400
Non-PEO NEO Average Compensation Actually Paid Amount										$ 7,873,885	469,773	7,158,856	1,556,635
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth adjustments made to the SCT Total during each year to determine average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period. Since the Company did not report a change in pension value for any of the Non-PEO NEOs for any years reflected in the Summary Compensation Table, adjustments for pension are not needed.

	2023	2022	2021	2020
Average total SCT for non-PEO NEOs	$3,449,208	$2,552,075	$2,292,126	$1,916,400
(Deduct) amounts reported under “Stock Awards” Column of the SCT	$(1,962,270)	$(1,293,563)	$(900,526)	$(958,500)
(Deduct) amounts reported under “Option Awards” Column of the SCT	$0	$0	$0	$0
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)	$4,158,869	$369,685	$2,802,552	$902,117
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)	$1,756,907	$(1,239,100)	$2,912,356	$(171,255)
Add the fair value of awards granted and vested during the covered year (c)	$276,834	$100,112	$0	$0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)	$31,018	$(19,436)	$52,348	$(132,126)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	$0	$0	$0	$0
Add dividends on unvested awards paid during the covered year	$0	$0	$0	$0
Add incremental fair value of awards modified during the covered year	$163,319	$0	$0	$0
Average CAP for non-PEO NEOs	$7,873,885	$469,773	$7,158,856	$1,556,635

a.	For 2023, the value is based primarily on RSU and PSU awards granted on February 20, 2023 that are unvested as of December 31, 2023. In addition, 2023 includes the average year-end 2023 value of $1,017,501 associated with Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring that remain unvested as of December 31, 2023. For 2022, the value is related to the fair value of RSU and PSU awards granted in February 2022 that are unvested as of December 31, 2022. For 2021, the value is related to the fair value of restricted stock awards granted in February 2021 with a vesting date of June 30, 2024. For 2020, the value is related to the fair value of restricted stock awards granted in February 2020 with a vesting date of June 30, 2023. Restricted stock and RSUs were valued using the year-end closing stock prices for each period. PSUs were valued using a Monte Carlo simulation performed as of December 31, 2023 and December 31, 2022.
b.	For 2023, the value includes the change in fair value of Class A restricted stock awards and Class A RSUs granted in February 2021 and February 2022, respectively, with vesting dates of June 30, 2024 and December 15, 2024, respectively, as well as the change in fair value of PSUs granted in February 2022 with a potential vesting date of December 31, 2024. For 2022, the value is related to the change in fair value of restricted stock awards granted in February or April of 2020 and February 2021 with vesting dates of June 30, 2023 and June 30, 2024, respectively. For 2021, the value is related to the change in fair value of restricted stock awards granted in 2019 and 2020 with vesting dates of June 30, 2022 and June 30, 2023, respectively. For 2020, the value includes the change in fair value of restricted stock awards granted in January 2018 and January 2019 with vesting dates of June 30, 2021 and June 30, 2022, respectively. Restricted stock and RSUs were valued using the applicable year-end closing stock price, and PSUs were valued using a Monte Carlo simulation.
c.	For 2023, the value is related entirely to the vesting of Class B common stock awards that were distributed on June 21, 2023 as part of the Company’s equity restructuring. The fair value is based on the closing stock price for Class B common stock on the June 30, 2023 and December 15, 2023 vesting dates. For 2022, the value is related to RSUs that were granted in February 2022 and vested at year-end 2022. The fair value is based on the closing stock price on the vesting date.
d.	For 2023, the value includes the change in fair value of restricted shares of Class A common stock granted in 2020 that vested on June 30, 2023 as well as Class A RSUs granted in February 2022 that vested on December 15, 2023. For 2022, the value is related to the change in fair value of restricted shares granted in 2019 that vested on June 30, 2022. For 2021, the value is related to the change in fair value of restricted shares granted in January 2018 that vested on June 30, 2021. For 2020, the value is related to the change in fair value of restricted shares granted in previous years that vested on June 30, 2020.

Compensation Actually Paid vs. Total Shareholder Return

The following graph sets forth the relationship between TSR and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020. TSR is shown on a combined basis for both classes of common stock in 2023.

Compensation Actually Paid vs. Net Income

The following graph sets forth the relationship between Net Income and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020.

Compensation Actually Paid vs. Company Selected Measure

The following graph sets forth the relationship between Adjusted EBITDA and amount of compensation actually paid (CAP) to the PEO and Non-PEO NEOs for the years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020.

Total Shareholder Return Vs Peer Group

The following graph sets forth the relationship between our TSR and our peer group TSR for the years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020. TSR is shown on a combined basis for both classes of common stock in 2023.

Tabular List, Table

Financial Performance Measures

The four items listed below measure the most important metrics used to link CAP to Company performance for the 2023 fiscal year as further described in the section titled “Annual Cash Incentive Bonus” of the Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
Cost of Coal Sales Per Ton
Safety - TRIR
Environmental

Total Shareholder Return Amount										$ 556.16	245.87	379.89	80.45
Peer Group Total Shareholder Return Amount										170.21	146.65	94.82	56.93
Net Income (Loss)										$ 82,300,000	$ 116,000,000.0	$ 39,800,000	$ (4,900,000)
Company Selected Measure Amount										186,100,000	214,100,000	79,000,000.0	18,500,000
PEO Name										Mr. Atkins
EBITDA										$ 167,800,000	$ 194,200,000	$ 73,200,000	$ 13,700,000
Depreciation, depletion and amortization										54,300,000	41,200,000	26,200,000	20,900,000
Net interest expense										8,900,000	6,800,000	2,600,000	1,200,000
Income tax expense										22,300,000	30,200,000	4,600,000	3,500,000
Adjusted for stock-based compensation										12,900,000	8,200,000	5,300,000	4,100,000
Charitable contributions											1,000,000.0
Accretion of asset retirement obligations										1,400,000	1,100,000	600,000	600,000
Berwind mine idle costs										4,000,000.0	9,500,000
Former peer group total shareholder return amount										$ 234.07	183.91	99.74	52.90
Measure:: 1
Pay vs Performance Disclosure
Name										Adjusted EBITDA
Non-GAAP Measure Description
(5)	We have selected Adjusted EBITDA as our most important financial performance measure used by us to link compensation actually paid to our Named Executive Officers to Company performance for fiscal year 2023.
●	Adjusted EBITDA for 2023 is calculated as EBITDA of $167.8M (net income ($82.3M), plus depreciation, depletion, and amortization ($54.3M), net interest expense ($8.9M), and income tax expense ($22.3M)), adjusted for stock-based compensation ($12.9M), accretion of asset retirement obligations ($1.4M) and idle mine costs ($4.0M).
●	Adjusted EBITDA for 2022 is calculated as EBITDA of $194.2M (net income ($116.0M), plus depreciation, depletion, and amortization ($41.2M), net interest expense ($6.8M), and income tax expense ($30.2M)), adjusted for stock-based compensation ($8.2M), charitable contributions ($1.0M), accretion of asset retirement obligations ($1.1M) and Berwind mine idle costs ($9.5M).
●	Adjusted EBITDA for 2021 is calculated as EBTIDA of $73.2M (net income ($39.8M), plus depreciation, depletion, and amortization ($26.2M), net interest expense ($2.6M), and income tax expense ($4.6M)), adjusted for stock-based compensation ($5.3M) and accretion of asset retirement obligations ($0.6M).
●	Adjusted EBITDA for 2020 is calculated as EBTIDA of $13.7M (net loss ($-4.9M), plus depreciation, depletion, and amortization ($20.9M) and net interest expense ($1.2M), minus income tax benefit ($3.5M)), adjusted for stock-based compensation ($4.1M) and accretion of asset retirement obligations ($0.6M).

Measure:: 2
Pay vs Performance Disclosure
Name										Cost of Coal Sales Per Ton
Measure:: 3
Pay vs Performance Disclosure
Name										Safety - TRIR
Measure:: 4
Pay vs Performance Disclosure
Name										Environmental
PEO
Pay vs Performance Disclosure
Class A common stock granted							441,176
Class A common stock vested		441,176
Class A RSU granted						30,864
Class A RSU vested	30,864
Restricted shares granted								228,520	124,378
Restricted shares vested			228,520	124,378	144,330
PEO | (Deduct) amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										$ (4,595,600)	(3,505,571)	(2,094,248)	(1,350,000)
PEO | (Deduct) amounts reported under "Option Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
PEO | Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										10,075,729	1,001,859	6,517,569	1,270,587
PEO | Unvested Class B common stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										2,823,663
PEO | Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										5,585,768	(4,427,167)	7,179,141	(247,029)
PEO | Add the fair value of awards granted and vested during the covered year (c)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										1,013,384	271,295	0	0
PEO | Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										40,649	(102,834)	322,139	(207,835)
PEO | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
PEO | Add dividends on unvested awards paid during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
PEO | Add incremental fair value of awards modified during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										442,595	0	0	0
Non-PEO NEO | (Deduct) amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										(1,962,270)	(1,293,563)	(900,526)	(958,500)
Non-PEO NEO | (Deduct) amounts reported under "Option Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
Non-PEO NEO | Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										4,158,869	369,685	2,802,552	902,117
Non-PEO NEO | Unvested Class B common stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										1,017,501
Non-PEO NEO | Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end (b)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										1,756,907	(1,239,100)	2,912,356	(171,255)
Non-PEO NEO | Add the fair value of awards granted and vested during the covered year (c)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										276,834	100,112	0	0
Non-PEO NEO | Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year (d)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										31,018	(19,436)	52,348	(132,126)
Non-PEO NEO | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
Non-PEO NEO | Add dividends on unvested awards paid during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0	0	0
Non-PEO NEO | Add incremental fair value of awards modified during the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										$ 163,319	$ 0	$ 0	$ 0